INCOME TAXES	12 Months Ended
Dec. 26, 2020
INCOME TAXES

J.INCOME TAXES

Income tax provisions for the years ended December 26, 2020, December 28, 2019, and December 29, 2018 are summarized as follows (in thousands):

	2020	2019	2018
Currently Payable:
Federal	$59,055	$35,267	$31,492
State and local	16,709	10,071	7,544
Foreign	8,601	5,834	5,527
	84,365	51,172	44,563
Net Deferred:
Federal	2,292	6,895	2,965
State and local	(1,518)	805	(522)
Foreign	1,962	(602)	(1,565)
	2,736	7,098	878
Total income tax expense	$87,101	$58,270	$45,441

The components of earnings before income taxes consist of the following:

	2020	2019	2018
U.S.	$308,167	$220,532	$180,261
Foreign	32,816	20,142	17,592
Total	$340,983	$240,674	$197,853

The effective income tax rates are different from the statutory federal income tax rates for the following reasons:

	2020	2019	2018
Statutory federal income tax rate	21.0%	21.0%	21.0%
State and local taxes (net of federal benefits)	3.4	3.9	3.8
Effect of noncontrolling owned interest in earnings of partnerships	n/a	(0.1)	(0.1)
Tax credits, including foreign tax credit	(0.9)	(1.3)	(1.6)
Change in uncertain tax positions reserve	(0.1)	(0.1)	0.1
Other permanent differences	0.6	0.5	0.6
Other, net	1.5	0.3	(0.7)
Impact of Tax Act and reduction of corporate tax rate	n/a	n/a	(0.1)
Effective income tax rate	25.5%	24.2%	23.0%

Temporary differences which give rise to deferred income tax assets and (liabilities) on December 26, 2020 and December 28, 2019 are as follows (in thousands):

	2020	2019
Employee benefits	$23,236	$22,420
Lease liability	19,376	20,255
Net operating loss carryforwards	6,463	6,411
Foreign subsidiary capital loss carryforward	527	519
Other tax credits	391	620
Inventory	1,633	993
Reserves on receivables	1,630	1,266
Accrued expenses	3,071	2,318
Other, net	8,483	3,159
Gross deferred income tax assets	64,810	57,961
Valuation allowance	(4,044)	(2,447)
Deferred income tax assets	60,766	55,514
Depreciation	(41,403)	(34,001)
Intangibles	(22,840)	(21,375)
Right of use assets	(19,376)	(20,255)
Deferred income tax liabilities	(83,619)	(75,631)
Net deferred income tax liability	$(22,853)	$(20,117)

As of December 26, 2020, we had federal, state and foreign net operating loss carryforwards of $6.5 million and state tax credit carryforwards of $0.4 million, which will expire at various dates.

The NOL and credit carryforwards expire as follows:

	Net Operating Losses			Tax Credits
	U.S.	State	Foreign	U.S.	State
2021 - 2025	$—	$86	$535	$—	$391
2026 - 2030	—	454	1,271	—	—
2031 - 2035	—	961	79	—	—
2036 - 2040	1,405	1,048	92	—	—
Thereafter	—	—	532	—	—
Total	$1,405	$2,549	$2,509	$—	$391

As of December 26, 2020, we believe that it is more likely than not that the benefit from certain state and foreign NOL carryforwards will not be realized. In recognition of this risk, we have provided a valuation allowance of $3.5 million against the various NOLs. Furthermore, there is a valuation allowance of $0.5 million against a capital loss carryforward we have for a wholly-owned subsidiary, UFP Canada, Inc. Based upon the business activity and the nature of the assets of this subsidiary, our ability to realize a future benefit from this carryforward is doubtful. The capital loss has an unlimited carryforward and therefore will not expire unless there is a change in control of the subsidiary.